FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Insurance Company and

Contract Owners of Fidelity Variable Annuity Account /IA/

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Fidelity Variable Annuity Account /IA/ (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
Fidelity® Capital & Income (1)	Fidelity® VIP Growth Initial Class (1)
Fidelity® Government Cash Reserves (1)	Fidelity® VIP Growth & Income Initial Class (1)
Fidelity® VIP Asset Manager Initial Class (1)	Fidelity® VIP Growth Opportunities Initial Class (1)
Fidelity® VIP Asset Manager: Growth Initial Class (1)	Fidelity® VIP High Income Initial Class (1)
Fidelity® VIP Balanced Initial Class (1)	Fidelity® VIP Index 500 Initial Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	Fidelity® VIP Investment Grade Bond Initial Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	Fidelity® VIP Overseas Initial Class (1)
Fidelity® VIP Government Money Market Initial Class (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Fidelity Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Variable Annuity Account indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Variable Annuity Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® Capital & Income	Fidelity® VIP Growth Initial Class
Fidelity® Government Cash Reserves	Fidelity® VIP Growth & Income Initial Class
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Growth Opportunities Initial Class
Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP High Income Initial Class
Fidelity® VIP Balanced Initial Class	Fidelity® VIP Index 500 Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Investment Grade Bond Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Overseas Initial Class
Fidelity® VIP Government Money Market Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

3

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Fidelity Variable Annuity Account since 2014.

4

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® Capital & Income	-	$-	$-	$-	$-	-	$58.346457	$58.346457
Fidelity® Government Cash Reserves	370,042.030	370,042	370,042	(58)	369,984	62,230	5.904126	5.956326
Fidelity® VIP Asset Manager Initial Class	294,087.830	4,587,750	4,837,745	3	4,837,748	572,354	8.452366	8.452366
Fidelity® VIP Asset Manager: Growth Initial Class	38,195.307	797,620	879,638	(7)	879,631	165,502	5.314923	5.314923
Fidelity® VIP Balanced Initial Class	100,073.155	2,147,167	2,462,800	-	2,462,800	396,026	6.218777	6.218777
Fidelity® VIP Contrafund® Initial Class	113,174.222	4,984,073	6,557,314	42	6,557,356	360,635	18.182808	18.182808
Fidelity® VIP Equity-Income Initial Class	417,029.111	9,627,001	11,088,804	16	11,088,820	494,232	22.436454	22.436454
Fidelity® VIP Government Money Market Initial Class	1,829,799.830	1,829,800	1,829,800	(57)	1,829,743	504,981	3.623391	3.623391
Fidelity® VIP Growth Initial Class	410,005.874	31,405,970	39,745,969	-	39,745,969	802,059	49.554915	49.554915
Fidelity® VIP Growth & Income Initial Class	49,377.100	1,422,129	1,508,470	(5)	1,508,465	182,371	8.271420	8.271420
Fidelity® VIP Growth Opportunities Initial Class	11,113.118	559,117	922,389	7	922,396	79,773	11.562822	11.562822
Fidelity® VIP High Income Initial Class	207,022.688	1,060,715	977,147	(11)	977,136	111,791	8.740771	8.740771
Fidelity® VIP Index 500 Initial Class	12,031.494	4,057,431	6,852,176	85	6,852,261	501,804	13.655253	13.655253
Fidelity® VIP Investment Grade Bond Initial Class	99,894.735	1,247,278	1,096,844	3	1,096,847	243,077	4.512353	4.512353
Fidelity® VIP Overseas Initial Class	75,390.520	1,807,324	1,920,197	15	1,920,212	280,409	6.847893	6.847893

See accompanying notes.	5

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® Capital & Income	$-	$-	$-
Fidelity® Government Cash Reserves	369,984	-	369,984
Fidelity® VIP Asset Manager Initial Class	4,531,022	306,726	4,837,748
Fidelity® VIP Asset Manager: Growth Initial Class	824,231	55,400	879,631
Fidelity® VIP Balanced Initial Class	2,330,871	131,929	2,462,800
Fidelity® VIP Contrafund® Initial Class	6,035,363	521,993	6,557,356
Fidelity® VIP Equity-Income Initial Class	10,357,548	731,272	11,088,820
Fidelity® VIP Government Money Market Initial Class	1,370,811	458,932	1,829,743
Fidelity® VIP Growth Initial Class	38,806,831	939,138	39,745,969
Fidelity® VIP Growth & Income Initial Class	1,508,465	-	1,508,465
Fidelity® VIP Growth Opportunities Initial Class	910,303	12,093	922,396
Fidelity® VIP High Income Initial Class	909,890	67,246	977,136
Fidelity® VIP Index 500 Initial Class	6,330,726	521,535	6,852,261
Fidelity® VIP Investment Grade Bond Initial Class	891,005	205,842	1,096,847
Fidelity® VIP Overseas Initial Class	1,623,200	297,012	1,920,212

See accompanying notes.	6

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® Capital & Income Subaccount	Fidelity® Government Cash Reserves Subaccount	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Asset Manager: Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$-	$473,882	$4,529,186	$405,358

Investment Income:
Reinvested Dividends	-	22,658	109,874	11,089
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	37,154	3,690
Net Investment Income (Loss)	-	22,658	72,720	7,399

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	49,596	-
Realized Gain (Loss) on Investments	-	-	34,256	1,817
Net Realized Capital Gains (Losses) on Investments	-	-	83,852	1,817
Net Change in Unrealized Appreciation (Depreciation)	-	-	394,926	72,855
Net Gain (Loss) on Investment	-	-	478,778	74,672

Net Increase (Decrease) in Net Assets Resulting from Operations	-	22,658	551,498	82,071

Increase (Decrease) in Net Assets from Contract Transactions	-	(32,470)	(206,247)	167,565

Total Increase (Decrease) in Net Assets	-	(9,812)	345,251	249,636

Net Assets as of December 31, 2023:	$-	$464,070	$4,874,437	$654,994

Investment Income:
Reinvested Dividends	-	17,783	117,716	15,367
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	39,051	5,931
Net Investment Income (Loss)	-	17,783	78,665	9,436

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	30,997	8,418
Realized Gain (Loss) on Investments	-	-	33,395	21,204
Net Realized Capital Gains (Losses) on Investments	-	-	64,392	29,622
Net Change in Unrealized Appreciation (Depreciation)	-	-	212,786	22,534
Net Gain (Loss) on Investment	-	-	277,178	52,156

Net Increase (Decrease) in Net Assets Resulting from Operations	-	17,783	355,843	61,592

Increase (Decrease) in Net Assets from Contract Transactions	-	(111,869)	(392,532)	163,045

Total Increase (Decrease) in Net Assets	-	(94,086)	(36,689)	224,637

Net Assets as of December 31, 2024:	$-	$369,984	$4,837,748	$879,631

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Balanced Initial Class Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2022:	$626,890	$4,101,229	$10,039,246	$2,667,868

Investment Income:
Reinvested Dividends	23,137	20,719	189,212	160,574
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,808	33,740	78,097	26,423
Net Investment Income (Loss)	17,329	(13,021)	111,115	134,151

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,118	151,438	284,015	-
Realized Gain (Loss) on Investments	33,390	196,885	47,043	-
Net Realized Capital Gains (Losses) on Investments	57,508	348,323	331,058	-
Net Change in Unrealized Appreciation (Depreciation)	115,052	864,934	488,037	-
Net Gain (Loss) on Investment	172,560	1,213,257	819,095	-

Net Increase (Decrease) in Net Assets Resulting from Operations	189,889	1,200,236	930,210	134,151

Increase (Decrease) in Net Assets from Contract Transactions	785,243	(629,489)	(678,338)	783,660

Total Increase (Decrease) in Net Assets	975,132	570,747	251,872	917,811

Net Assets as of December 31, 2023:	$1,602,022	$4,671,976	$10,291,118	$3,585,679

Investment Income:
Reinvested Dividends	44,546	11,360	194,253	142,494
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,499	48,281	87,662	22,698
Net Investment Income (Loss)	25,047	(36,921)	106,591	119,796

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,544	734,406	634,619	-
Realized Gain (Loss) on Investments	68,889	125,194	152,035	-
Net Realized Capital Gains (Losses) on Investments	146,433	859,600	786,654	-
Net Change in Unrealized Appreciation (Depreciation)	168,882	780,871	558,853	-
Net Gain (Loss) on Investment	315,315	1,640,471	1,345,507	-

Net Increase (Decrease) in Net Assets Resulting from Operations	340,362	1,603,550	1,452,098	119,796

Increase (Decrease) in Net Assets from Contract Transactions	520,416	281,830	(654,396)	(1,875,732)

Total Increase (Decrease) in Net Assets	860,778	1,885,380	797,702	(1,755,936)

Net Assets as of December 31, 2024:	$2,462,800	$6,557,356	$11,088,820	$1,829,743

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth & Income Initial Class Subaccount	Fidelity® VIP Growth Opportunities Initial Class Subaccount	Fidelity® VIP High Income Initial Class Subaccount

Net Assets as of December 31, 2022:	$24,010,934	$520,264	$682,537	$855,868

Investment Income:
Reinvested Dividends	35,981	9,597	-	49,984
Investment Expense:
Mortality and Expense Risk and Administrative Charges	216,223	4,461	8,441	7,013
Net Investment Income (Loss)	(180,242)	5,136	(8,441)	42,971

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,293,544	21,572	-	-
Realized Gain (Loss) on Investments	827,862	450	17,456	(28,972)
Net Realized Capital Gains (Losses) on Investments	2,121,406	22,022	17,456	(28,972)
Net Change in Unrealized Appreciation (Depreciation)	6,246,427	65,319	356,649	66,763
Net Gain (Loss) on Investment	8,367,833	87,341	374,105	37,791

Net Increase (Decrease) in Net Assets Resulting from Operations	8,187,591	92,477	365,664	80,762

Increase (Decrease) in Net Assets from Contract Transactions	(1,139,908)	(144)	406,471	(23,104)

Total Increase (Decrease) in Net Assets	7,047,683	92,333	772,135	57,658

Net Assets as of December 31, 2023:	$31,058,617	$612,597	$1,454,672	$913,526

Investment Income:
Reinvested Dividends	332	21,789	-	57,591
Investment Expense:
Mortality and Expense Risk and Administrative Charges	295,114	8,288	9,295	7,543
Net Investment Income (Loss)	(294,782)	13,501	(9,295)	50,048

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,306,913	95,669	-	-
Realized Gain (Loss) on Investments	740,189	12,437	148,814	(4,577)
Net Realized Capital Gains (Losses) on Investments	9,047,102	108,106	148,814	(4,577)
Net Change in Unrealized Appreciation (Depreciation)	318,776	50,320	254,075	28,045
Net Gain (Loss) on Investment	9,365,878	158,426	402,889	23,468

Net Increase (Decrease) in Net Assets Resulting from Operations	9,071,096	171,927	393,594	73,516

Increase (Decrease) in Net Assets from Contract Transactions	(383,744)	723,941	(925,870)	(9,906)

Total Increase (Decrease) in Net Assets	8,687,352	895,868	(532,276)	63,610

Net Assets as of December 31, 2024:	$39,745,969	$1,508,465	$922,396	$977,136

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Index 500 Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Initial Class Subaccount	Fidelity® VIP Overseas Initial Class Subaccount

Net Assets as of December 31, 2022:	$4,779,851	$3,220,173	$2,054,375

Investment Income:
Reinvested Dividends	69,530	48,538	18,664
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,358	23,922	16,186
Net Investment Income (Loss)	32,172	24,616	2,478

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,068	-	4,720
Realized Gain (Loss) on Investments	474,095	(281,972)	144,565
Net Realized Capital Gains (Losses) on Investments	522,163	(281,972)	149,285
Net Change in Unrealized Appreciation (Depreciation)	499,397	334,031	212,743
Net Gain (Loss) on Investment	1,021,560	52,059	362,028

Net Increase (Decrease) in Net Assets Resulting from Operations	1,053,732	76,675	364,506

Increase (Decrease) in Net Assets from Contract Transactions	(855,096)	(1,380,192)	(520,708)

Total Increase (Decrease) in Net Assets	198,636	(1,303,517)	(156,202)

Net Assets as of December 31, 2023:	$4,978,487	$1,916,656	$1,898,173

Investment Income:
Reinvested Dividends	81,561	38,663	32,699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,424	9,268	16,024
Net Investment Income (Loss)	32,137	29,395	16,675

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,946	-	90,460
Realized Gain (Loss) on Investments	125,289	(157,808)	40,713
Net Realized Capital Gains (Losses) on Investments	129,235	(157,808)	131,173
Net Change in Unrealized Appreciation (Depreciation)	1,118,773	136,566	(64,367)
Net Gain (Loss) on Investment	1,248,008	(21,242)	66,806

Net Increase (Decrease) in Net Assets Resulting from Operations	1,280,145	8,153	83,481

Increase (Decrease) in Net Assets from Contract Transactions	593,629	(827,962)	(61,442)

Total Increase (Decrease) in Net Assets	1,873,774	(819,809)	22,039

Net Assets as of December 31, 2024:	$6,852,261	$1,096,847	$1,920,212

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

1. Organization

The Fidelity Variable Annuity Account /IA/ (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Fidelity Income PlusSM.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund

Fidelity® Capital & Income	Fidelity® Capital & Income Portfolio

Fidelity® Government Cash Reserves	Fidelity® Government Cash Reserves Portfolio

Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class

Fidelity® VIP Asset Manager: Growth Initial Class	Fidelity® VIP Asset Manager: Growth® Portfolio Initial Class

Fidelity® VIP Balanced Initial Class	Fidelity® VIP Balanced Portfolio Initial Class

Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class

Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class

Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class

Fidelity® VIP Growth & Income Initial Class	Fidelity® VIP Growth & Income Portfolio Initial Class

Fidelity® VIP Growth Opportunities Initial Class	Fidelity® VIP Growth Opportunities Portfolio Initial Class

Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class

Fidelity® VIP Index 500 Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class

Fidelity® VIP Investment Grade Bond Initial Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class

Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

11

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Fidelity® Capital & Income	$-	$-
Fidelity® Government Cash Reserves	31,237	125,320
Fidelity® VIP Asset Manager Initial Class	171,641	454,509
Fidelity® VIP Asset Manager: Growth Initial Class	271,743	90,843
Fidelity® VIP Balanced Initial Class	872,242	249,236
Fidelity® VIP Contrafund® Initial Class	1,301,988	322,684
Fidelity® VIP Equity-Income Initial Class	1,035,433	948,625
Fidelity® VIP Government Money Market Initial Class	427,448	2,183,343
Fidelity® VIP Growth Initial Class	8,805,109	1,176,798
Fidelity® VIP Growth & Income Initial Class	905,437	72,327
Fidelity® VIP Growth Opportunities Initial Class	-	935,166
Fidelity® VIP High Income Initial Class	71,680	31,536
Fidelity® VIP Index 500 Initial Class	855,917	226,251
Fidelity® VIP Investment Grade Bond Initial Class	57,600	856,166
Fidelity® VIP Overseas Initial Class	238,318	192,626

13

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® Capital & Income	-	-	-	-	-	-
Fidelity® Government Cash Reserves	2,352	(21,983)	(19,631)	4,837	(10,556)	(5,719)
Fidelity® VIP Asset Manager Initial Class	2,741	(51,091)	(48,350)	38,809	(64,343)	(25,534)
Fidelity® VIP Asset Manager: Growth Initial Class	46,062	(16,027)	30,035	42,496	(3,816)	38,680
Fidelity® VIP Balanced Initial Class	137,964	(38,179)	99,785	190,600	(34,124)	156,476
Fidelity® VIP Contrafund® Initial Class	35,953	(16,346)	19,607	12,299	(67,620)	(55,321)
Fidelity® VIP Equity-Income Initial Class	9,236	(39,859)	(30,623)	9,041	(46,231)	(37,190)
Fidelity® VIP Government Money Market Initial Class	79,956	(606,777)	(526,821)	364,047	(131,130)	232,917
Fidelity® VIP Growth Initial Class	10,447	(19,091)	(8,644)	7,028	(43,425)	(36,397)
Fidelity® VIP Growth & Income Initial Class	100,539	(7,960)	92,579	-	(25)	(25)
Fidelity® VIP Growth Opportunities Initial Class	-	(93,564)	(93,564)	81,177	(25,361)	55,816
Fidelity® VIP High Income Initial Class	1,693	(2,883)	(1,190)	10,012	(13,046)	(3,034)
Fidelity® VIP Index 500 Initial Class	63,926	(13,849)	50,077	3,680	(94,930)	(91,250)
Fidelity® VIP Investment Grade Bond Initial Class	4,283	(190,114)	(185,831)	19,134	(349,476)	(330,342)
Fidelity® VIP Overseas Initial Class	15,917	(24,381)	(8,464)	5,323	(90,225)	(84,902)

14

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® Capital & Income	$-	$-	$-	$-	$-	$-
Fidelity® Government Cash Reserves	13,454	(125,323)	(111,869)	26,734	(59,204)	(32,470)
Fidelity® VIP Asset Manager Initial Class	22,979	(415,511)	(392,532)	279,194	(485,441)	(206,247)
Fidelity® VIP Asset Manager: Growth Initial Class	247,983	(84,938)	163,045	184,622	(17,057)	167,565
Fidelity® VIP Balanced Initial Class	750,719	(230,303)	520,416	950,247	(165,004)	785,243
Fidelity® VIP Contrafund® Initial Class	556,407	(274,577)	281,830	131,966	(761,455)	(629,489)
Fidelity® VIP Equity-Income Initial Class	207,612	(862,008)	(654,396)	164,128	(842,466)	(678,338)
Fidelity® VIP Government Money Market Initial Class	285,599	(2,161,331)	(1,875,732)	1,226,361	(442,701)	783,660
Fidelity® VIP Growth Initial Class	501,320	(885,064)	(383,744)	228,803	(1,368,711)	(1,139,908)
Fidelity® VIP Growth & Income Initial Class	788,096	(64,155)	723,941	-	(144)	(144)
Fidelity® VIP Growth Opportunities Initial Class	-	(925,870)	(925,870)	574,451	(167,980)	406,471
Fidelity® VIP High Income Initial Class	14,215	(24,121)	(9,906)	76,021	(99,125)	(23,104)
Fidelity® VIP Index 500 Initial Class	770,932	(177,303)	593,629	34,966	(890,062)	(855,096)
Fidelity® VIP Investment Grade Bond Initial Class	19,060	(847,022)	(827,962)	82,373	(1,462,565)	(1,380,192)
Fidelity® VIP Overseas Initial Class	115,505	(176,947)	(61,442)	32,333	(553,041)	(520,708)

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® Capital & Income
12/31/2024	-	$58.35	to	$58.35	$-	-%	0.00%	to	0.00%	10.68%	to	10.68%
12/31/2023	-	52.72	to	52.72	-	-	0.00	to	0.00	12.99	to	12.99
12/31/2022	-	46.66	to	46.66	-	-	0.00	to	0.00	(10.48)	to	(10.48)
12/31/2021	-	52.12	to	52.12	-	-	0.00	to	0.00	11.65	to	11.65
12/31/2020	-	46.68	to	46.68	-	-	0.00	to	0.00	10.24	to	10.24
Fidelity® Government Cash Reserves
12/31/2024	62,230	5.96	to	5.90	369,984	4.85	0.00	to	0.00	4.95	to	4.95
12/31/2023	81,861	5.68	to	5.63	464,070	4.69	0.00	to	0.00	4.79	to	4.79
12/31/2022	87,580	5.42	to	5.37	473,882	1.31	0.00	to	0.00	1.34	to	1.34
12/31/2021	91,202	5.34	to	5.30	486,868	0.01	0.00	to	0.00	0.01	to	0.01
12/31/2020	84,539	5.34	to	5.30	451,302	0.28	0.00	to	0.00	0.27	to	0.27
Fidelity® VIP Asset Manager Initial Class
12/31/2024	572,354	8.45	to	8.45	4,837,748	2.42	0.80	to	0.80	7.63	to	7.63
12/31/2023	620,704	7.85	to	7.85	4,874,437	2.35	0.80	to	0.80	12.05	to	12.05
12/31/2022	646,238	7.01	to	7.01	4,529,186	2.07	0.80	to	0.80	(15.61)	to	(15.61)
12/31/2021	670,132	8.30	to	8.30	5,565,399	1.60	0.80	to	0.80	9.05	to	9.05
12/31/2020	718,317	7.62	to	7.62	5,470,633	1.50	0.80	to	0.80	13.96	to	13.96
Fidelity® VIP Asset Manager: Growth Initial Class
12/31/2024	165,502	5.31	to	5.31	879,631	2.07	0.80	to	0.80	9.92	to	9.92
12/31/2023	135,467	4.84	to	4.84	654,994	2.38	0.80	to	0.80	15.45	to	15.45
12/31/2022	96,787	4.19	to	4.19	405,358	1.86	0.80	to	0.80	(17.54)	to	(17.54)
12/31/2021	100,404	5.08	to	5.08	509,931	1.46	0.80	to	0.80	13.06	to	13.06
12/31/2020	104,524	4.49	to	4.49	469,551	1.16	0.80	to	0.80	16.33	to	16.33
Fidelity® VIP Balanced Initial Class
12/31/2024	396,026	6.22	to	6.22	2,462,800	1.82	0.80	to	0.80	15.00	to	15.00
12/31/2023	296,241	5.41	to	5.41	1,602,022	3.16	0.80	to	0.80	20.57	to	20.57
12/31/2022	139,765	4.49	to	4.49	626,890	1.25	0.80	to	0.80	(18.59)	to	(18.59)
12/31/2021	146,531	5.51	to	5.51	807,332	0.94	0.80	to	0.80	17.32	to	17.32
12/31/2020	175,372	4.70	to	4.70	823,561	1.45	0.80	to	0.80	21.42	to	21.42
Fidelity® VIP Contrafund® Initial Class
12/31/2024	360,635	18.18	to	18.18	6,557,356	0.19	0.80	to	0.80	32.72	to	32.72
12/31/2023	341,028	13.70	to	13.70	4,671,976	0.49	0.80	to	0.80	32.40	to	32.40
12/31/2022	396,349	10.35	to	10.35	4,101,229	0.52	0.80	to	0.80	(26.90)	to	(26.90)
12/31/2021	405,960	14.15	to	14.15	5,746,242	0.06	0.80	to	0.80	26.82	to	26.82
12/31/2020	392,474	11.16	to	11.16	4,380,474	0.24	0.80	to	0.80	29.53	to	29.53
Fidelity® VIP Equity-Income Initial Class
12/31/2024	494,232	22.44	to	22.44	11,088,820	1.77	0.80	to	0.80	14.43	to	14.43
12/31/2023	524,855	19.61	to	19.61	10,291,118	1.93	0.80	to	0.80	9.77	to	9.77
12/31/2022	562,045	17.86	to	17.86	10,039,246	1.90	0.80	to	0.80	(5.71)	to	(5.71)
12/31/2021	621,528	18.94	to	18.94	11,774,132	1.87	0.80	to	0.80	23.90	to	23.90
12/31/2020	671,451	15.29	to	15.29	10,266,007	1.80	0.80	to	0.80	5.85	to	5.85
Fidelity® VIP Government Money Market Initial Class
12/31/2024	504,981	3.62	to	3.62	1,829,743	5.05	0.80	to	0.80	4.27	to	4.27
12/31/2023	1,031,802	3.48	to	3.48	3,585,679	4.82	0.80	to	0.80	4.06	to	4.06
12/31/2022	798,885	3.34	to	3.34	2,667,868	1.40	0.80	to	0.80	0.64	to	0.64
12/31/2021	807,551	3.32	to	3.32	2,679,790	0.01	0.80	to	0.80	(0.78)	to	(0.78)
12/31/2020	847,221	3.34	to	3.34	2,833,670	0.36	0.80	to	0.80	(0.48)	to	(0.48)

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Growth Initial Class
12/31/2024	802,059	$49.55	to	$49.55	$39,745,969	-%	0.80%	to	0.80%	29.35%	to	29.35%
12/31/2023	810,703	38.31	to	38.31	31,058,617	0.13	0.80	to	0.80	35.16	to	35.16
12/31/2022	847,100	28.34	to	28.34	24,010,934	0.62	0.80	to	0.80	(25.06)	to	(25.06)
12/31/2021	915,902	37.82	to	37.82	34,640,299	-	0.80	to	0.80	22.24	to	22.24
12/31/2020	939,756	30.94	to	30.94	29,076,683	0.07	0.80	to	0.80	42.75	to	42.75
Fidelity® VIP Growth & Income Initial Class
12/31/2024	182,371	8.27	to	8.27	1,508,465	2.10	0.80	to	0.80	21.24	to	21.24
12/31/2023	89,792	6.82	to	6.82	612,597	1.71	0.80	to	0.80	17.78	to	17.78
12/31/2022	89,817	5.79	to	5.79	520,264	1.69	0.80	to	0.80	(5.70)	to	(5.70)
12/31/2021	87,952	6.14	to	6.14	540,272	1.95	0.80	to	0.80	24.95	to	24.95
12/31/2020	88,141	4.92	to	4.92	433,317	2.11	0.80	to	0.80	6.99	to	6.99
Fidelity® VIP Growth Opportunities Initial Class
12/31/2024	79,773	11.56	to	11.56	922,396	-	0.80	to	0.80	37.78	to	37.78
12/31/2023	173,337	8.39	to	8.39	1,454,672	-	0.80	to	0.80	44.50	to	44.50
12/31/2022	117,521	5.81	to	5.81	682,537	-	0.80	to	0.80	(38.64)	to	(38.64)
12/31/2021	113,071	9.47	to	9.47	1,070,234	-	0.80	to	0.80	11.05	to	11.05
12/31/2020	142,958	8.52	to	8.52	1,218,439	0.01	0.80	to	0.80	67.32	to	67.32
Fidelity® VIP High Income Initial Class
12/31/2024	111,791	8.74	to	8.74	977,136	6.11	0.80	to	0.80	8.10	to	8.10
12/31/2023	112,981	8.09	to	8.09	913,526	5.66	0.80	to	0.80	9.60	to	9.60
12/31/2022	116,015	7.38	to	7.38	855,868	4.95	0.80	to	0.80	(12.08)	to	(12.08)
12/31/2021	132,040	8.39	to	8.39	1,107,890	5.30	0.80	to	0.80	3.58	to	3.58
12/31/2020	144,108	8.10	to	8.10	1,167,324	5.00	0.80	to	0.80	1.93	to	1.93
Fidelity® VIP Index 500 Initial Class
12/31/2024	501,804	13.66	to	13.66	6,852,261	1.32	0.80	to	0.80	23.90	to	23.90
12/31/2023	451,727	11.02	to	11.02	4,978,487	1.48	0.80	to	0.80	25.20	to	25.20
12/31/2022	542,977	8.80	to	8.80	4,779,851	1.49	0.80	to	0.80	(18.86)	to	(18.86)
12/31/2021	501,722	10.85	to	10.85	5,443,333	1.27	0.80	to	0.80	27.56	to	27.56
12/31/2020	518,031	8.51	to	8.51	4,406,096	1.72	0.80	to	0.80	17.30	to	17.30
Fidelity® VIP Investment Grade Bond Initial Class
12/31/2024	243,077	4.51	to	4.51	1,096,847	3.36	0.80	to	0.80	0.98	to	0.98
12/31/2023	428,908	4.47	to	4.47	1,916,656	1.62	0.80	to	0.80	5.36	to	5.36
12/31/2022	759,250	4.24	to	4.24	3,220,173	2.28	0.80	to	0.80	(13.65)	to	(13.65)
12/31/2021	830,703	4.91	to	4.91	4,080,143	2.00	0.80	to	0.80	(1.39)	to	(1.39)
12/31/2020	891,051	4.98	to	4.98	4,438,468	2.18	0.80	to	0.80	8.53	to	8.53
Fidelity® VIP Overseas Initial Class
12/31/2024	280,409	6.85	to	6.85	1,920,212	1.63	0.80	to	0.80	4.21	to	4.21
12/31/2023	288,873	6.57	to	6.57	1,898,173	0.92	0.80	to	0.80	19.55	to	19.55
12/31/2022	373,775	5.50	to	5.50	2,054,375	1.08	0.80	to	0.80	(25.08)	to	(25.08)
12/31/2021	373,253	7.34	to	7.34	2,738,369	0.54	0.80	to	0.80	18.75	to	18.75
12/31/2020	348,599	6.18	to	6.18	2,153,696	0.47	0.80	to	0.80	14.70	to	14.70

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.00% to 0.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Fidelity Variable Annuity Account /IA/

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.